Provisions for employees' benefits - Credit ratings of the issuers and counterparties in assets (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 12,068,525	$ 13,172,965
AAA [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	7,183,658	4,369,805
Nation [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	2,871,610	5,102,222
AA+ [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	455,875	570,716
F1+ [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	112,284	61,192
BAA3 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	78,216	0
AA [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	74,350	134,454
BBB+ [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	40,928	10,328
BBB- [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	39,865	458,273
BRC1+ [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	37,884	52,296
BAA1 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	18,855	0
AA- [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	9,558	4,014
A [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	5,834	5,307
BBB [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	0	201,163
A3 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	0	11,633
Other credit ratings [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	47,348	297,048
Not available ratings [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 1,092,260	$ 1,894,514